Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Description of Plan [Line Items]
Retirement Contribution Vesting Schedule Excluding Safe Harbor	With the exception of the safe harbor retirement contributions, substantially all of the remaining Olin retirement contributions generally vest in accordance with the following schedule:

Years of Service	Percentage Vested
Less than 2	0%
2	50%
3	100%